Tax - Tax included within the statement of financial position (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	£ 4,446	£ 4,215
Exchange adjustments and other	(268)	134
Charged/(credited) to income statement	215	350
(Credited)/charged to other comprehensive income and equity	422	(253)
Deferred tax liability (asset) end of period	4,815	4,446
Accelerated tax depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	6,562	5,727
Exchange adjustments and other	(501)	222
Charged/(credited) to income statement	373	613
(Credited)/charged to other comprehensive income and equity	0	0
Deferred tax liability (asset) end of period	6,434	6,562
Share- based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(48)	(9)
Exchange adjustments and other	4	(30)
Charged/(credited) to income statement	0	(7)
(Credited)/charged to other comprehensive income and equity	2	(2)
Deferred tax liability (asset) end of period	(42)	(48)
Share- based payments | Reclassification from other temporary differences to share-based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Exchange adjustments and other	(29)
Pensions and other post- retirement benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(360)	(170)
Exchange adjustments and other	51	(28)
Charged/(credited) to income statement	(12)	44
(Credited)/charged to other comprehensive income and equity	414	(206)
Deferred tax liability (asset) end of period	93	(360)
Financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(55)	7
Exchange adjustments and other	4	(3)
Charged/(credited) to income statement	1	(13)
(Credited)/charged to other comprehensive income and equity	6	(46)
Deferred tax liability (asset) end of period	(44)	(55)
Other net temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(1,653)	(1,340)
Exchange adjustments and other	174	(27)
Charged/(credited) to income statement	(147)	(287)
(Credited)/charged to other comprehensive income and equity	0	1
Deferred tax liability (asset) end of period	(1,626)	(1,653)
Net operating losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(547)
Deferred tax liability (asset) end of period	(455)	(547)
Environmental provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(529)
Deferred tax liability (asset) end of period	(453)	(529)
Allowance for credit losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) beginning of period	(124)
Deferred tax liability (asset) end of period	£ (184)	£ (124)